Pioneer Classic Balanced Fund

Schedule of Investments | April 30, 2019

Ticker Symbols:
Class A AOBLX
Class C PCBCX
Class K PCBKX
Class R CBPRX
Class Y AYBLX

Schedule of Investments |  4/30/19 (unaudited)

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Shares		Value
	UNAFFILIATED ISSUERS - 98.7%
	COMMON STOCKS - 63.1% of Net Assets
	Aerospace & Defense - 1.4%
22,628	Raytheon Co.	$4,018,506
	Total Aerospace & Defense	$4,018,506
	Banks - 1.8%
168,165	Bank of America Corp.	$5,142,486
	Total Banks	$5,142,486
	Beverages - 1.4%
31,522	PepsiCo., Inc.	$4,036,392
	Total Beverages	$4,036,392
	Building Products - 0.1%
18,860(a)	Resideo Technologies, Inc.	$428,122
	Total Building Products	$428,122
	Capital Markets - 2.9%
3,249	BlackRock, Inc.	$1,576,545
29,810	CME Group, Inc.	5,333,009
12,824	T.Rowe Price Group, Inc.	1,378,580
	Total Capital Markets	$8,288,134
	Chemicals - 0.7%
7,090	Ecolab, Inc.	$1,305,127
16,783	HB Fuller Co.	821,864
	Total Chemicals	$2,126,991
	Commercial Services & Supplies - 1.8%
89,539	KAR Auction Services, Inc.	$5,057,163
	Total Commercial Services & Supplies	$5,057,163
	Communications Equipment - 4.5%
141,595	Cisco Systems, Inc.	$7,922,241
34,042	Motorola Solutions, Inc.	4,933,026
	Total Communications Equipment	$12,855,267
	Consumer Finance - 1.9%
68,626	Discover Financial Services	$5,592,332
	Total Consumer Finance	$5,592,332
	Containers & Packaging - 0.8%
18,248	Ball Corp.	$1,093,785
23,302	International Paper Co.	1,090,767
	Total Containers & Packaging	$2,184,552
	Diversified Telecommunication Services - 2.0%
130,151	AT&T, Inc.	$4,029,475
145,666	CenturyLink, Inc.	1,663,506
	Total Diversified Telecommunication Services	$5,692,981
	Electrical Equipment - 0.4%
17,227	Emerson Electric Co.	$1,222,945
	Total Electrical Equipment	$1,222,945
	Electronic Equipment, Instruments & Components - 0.6%
17,039	TE Connectivity, Ltd.	$1,629,780
	Total Electronic Equipment, Instruments & Components	$1,629,780
	Entertainment - 0.7%
22,226(a)	Electronic Arts, Inc.	$2,103,691
	Total Entertainment	$2,103,691
	Equity Real Estate Investment Trusts (REITs) - 1.5%
17,585	Crown Castle International Corp.	$2,211,841
8,786	Digital Realty Trust, Inc.	1,034,200
2,523	Equinix, Inc.	1,147,208
	Total Equity Real Estate Investment Trusts (REITs)	$4,393,249
	Food Products - 0.5%
10,849	Hershey Co.	$1,354,498
	Total Food Products	$1,354,498
	Health Care Equipment & Supplies - 2.3%
27,665	Abbott Laboratories	$2,201,027
9,678	Becton Dickinson and Co.	2,329,882
3,917	Cooper Cos., Inc.	1,135,617
9,862	ResMed, Inc.	1,030,678
	Total Health Care Equipment & Supplies	$6,697,204
	Hotels, Restaurants & Leisure - 2.6%
41,120	Cedar Fair LP	$2,219,246
2,701(a)	Chipotle Mexican Grill, Inc.	1,858,396
16,941	McDonald's Corp.	3,347,033
	Total Hotels, Restaurants & Leisure	$7,424,675
	Household Products - 1.6%
43,796	Procter & Gamble Co.	$4,663,398
	Total Household Products	$4,663,398
	Industrial Conglomerates - 1.5%
25,246	Honeywell International, Inc.	$4,383,463
	Total Industrial Conglomerates	$4,383,463
	Insurance - 2.2%
51,199	Progressive Corp.	$4,001,202
Shares		Value
	Insurance - (continued)
54,591	Sun Life Financial, Inc.	$2,267,164
	Total Insurance	$6,268,366
	Interactive Media & Services - 3.0%
7,203(a)	Alphabet, Inc.	$8,636,109
	Total Interactive Media & Services	$8,636,109
	Internet & Direct Marketing Retail - 3.3%
4,519(a)	Amazon.com, Inc.	$8,705,944
17,375	eBay, Inc.	673,281
	Total Internet & Direct Marketing Retail	$9,379,225
	IT Services - 0.6%
9,649	Accenture Plc	$1,762,583
	Total IT Services	$1,762,583
	Leisure Products - 0.1%
3,832	Hasbro, Inc.	$390,328
	Total Leisure Products	$390,328
	Machinery - 0.7%
28,417	Komatsu, Ltd. (A.D.R.)	$731,027
21,158	Timken Co.	1,014,526
	Total Machinery	$1,745,553
	Media - 0.3%
17,677	CBS Corp., Class B	$906,300
	Total Media	$906,300
	Metals & Mining - 0.3%
17,108	Nucor Corp.	$976,353
	Total Metals & Mining	$976,353
	Multiline Retail - 0.4%
8,853	Dollar General Corp.	$1,116,275
	Total Multiline Retail	$1,116,275
	Oil, Gas & Consumable Fuels - 3.5%
33,494	Occidental Petroleum Corp.	$1,972,127
11,893	Phillips 66	1,121,153
58,380	Targa Resources Corp.	2,343,957
57,357	TOTAL SA (A.D.R.)	3,193,064
14,725	Valero Energy Corp.	1,334,968
	Total Oil, Gas & Consumable Fuels	$9,965,269
	Pharmaceuticals - 5.4%
69,143	AstraZeneca Plc (A.D.R.)	$2,603,925
4,859(a)	Elanco Animal Health, Inc.	153,058
24,641	Eli Lilly & Co.	2,883,983
46,695	Merck & Co., Inc.	3,675,363
33,899	Novo Nordisk AS (A.D.R.)	1,661,390
43,753	Zoetis, Inc.	4,455,806
	Total Pharmaceuticals	$15,433,525
	Semiconductors & Semiconductor Equipment - 2.1%
29,225(a)	Advanced Micro Devices, Inc.	$807,487
10,440	Lam Research Corp.	2,165,569
34,374(a)	Micron Technology, Inc.	1,445,771
16,241	MKS Instruments, Inc.	1,478,093
	Total Semiconductors & Semiconductor Equipment	$5,896,920
	Software - 4.3%
94,360	Microsoft Corp.	$12,323,416
	Total Software	$12,323,416
	Specialty Retail - 1.8%
17,658	Home Depot, Inc.	$3,596,934
29,983	TJX Cos., Inc.	1,645,467
	Total Specialty Retail	$5,242,401
	Technology Hardware, Storage & Peripherals - 2.8%
37,518	Apple, Inc.	$7,528,737
18,319	HP, Inc.	365,464
	Total Technology Hardware, Storage & Peripherals	$7,894,201
	Textiles, Apparel & Luxury Goods - 0.9%
15,258	Carter's, Inc.	$1,615,975
9,823	VF Corp.	927,389
	Total Textiles, Apparel & Luxury Goods	$2,543,364
	Trading Companies & Distributors - 0.4%
8,193(a)	United Rentals, Inc.	$1,154,558
	Total Trading Companies & Distributors	$1,154,558
	TOTAL COMMON STOCKS
	(Cost $143,287,584)	$180,930,575
	CONVERTIBLE PREFERRED STOCK - 0.1% of Net Assets
	Banks - 0.1%
291(b)	Bank of America Corp., 7.25%	$384,268
	Total Banks	$384,268
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $361,166)	$384,268
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 3.5% of Net Assets
100,000	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	$102,411
300,000	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	306,616
200,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	201,568
452,232	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	458,838
300,000	Drive Auto Receivables Trust, Series 2016-BA, Class D, 4.53%, 8/15/23 (144A)	303,345
380,000	Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97%, 9/15/23 (144A)	386,190
570,000(c)	Invitation Homes Trust, Series 2018-SFR3, Class E, 4.474% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	570,265
583,235(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.5%, 8/25/58 (144A)	585,740
950,000(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	948,679
265,000(c)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 4.052% (1 Month USD LIBOR + 158 bps), 12/25/34	267,083
300,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	308,842
210,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	210,230
500,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class B, 3.96%, 11/26/27 (144A)	511,044
750,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	754,380
550,000(d)	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)	550,860
1,100,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	1,057,041
342,635(d)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	343,579
552,338(d)	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, 3/25/58 (144A)	561,722
1,241,156(c)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 3.477% (1 Month USD LIBOR + 100 bps), 10/25/48 (144A)	1,242,046
108,068	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	107,685
140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class B, 3.32%, 10/16/23 (144A)	140,516
	TOTAL ASSET BACKED SECURITIES
	(Cost $9,801,834)	$9,918,680
	COLLATERALIZED MORTGAGE OBLIGATIONS - 9.1% of Net Assets
110,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	$112,810
200,000(d)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.991%, 2/27/48 (144A)	197,911
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	508,288
445,128(c)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 3.017% (1 Month USD LIBOR + 54 bps), 8/25/35	445,205
310,000(c)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 4.077% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	311,396
150,000(c)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 4.327% (1 Month USD LIBOR + 185 bps), 10/25/27 (144A)	150,803
150,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 4.227% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	150,242
100,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	105,914
250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	255,351
500,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	530,940
577,428(d)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	584,495
526,685(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.0%, 9/25/64 (144A)	522,818
500,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	510,221
343,660	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	352,948
750,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	757,505
250,000(d)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	249,830
141,966(c)	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M1, 3.227% (1 Month USD LIBOR + 75 bps), 4/25/31 (144A)	141,924
850,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.777% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	865,263
3,643	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	3,573
100,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.484%, 11/15/48	103,812
500,000(d)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.687%, 11/15/48	511,553
805,048(d)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	812,532
240,000(c)	Eagle Re, Ltd., Series 2018-1, Class M1, 4.177% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	240,000
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
350,000(c)	Eagle Re, Ltd., Series 2019-1, Class M1B, 4.284% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	$350,289
261,742(d)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	256,779
340,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2, 4.627% (1 Month USD LIBOR + 215 bps), 10/25/30	341,717
88,141(c)	Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 3.123% (1 Month USD LIBOR + 65 bps), 2/15/24	89,524
781,433	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.5%, 11/15/25	803,157
922	Federal Home Loan Mortgage Corp. REMICS, Series 3841, Class JK, 3.0%, 10/15/38	921
34,655(c)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 2.873% (1 Month USD LIBOR + 40 bps), 5/15/41	34,236
14,318	Federal Home Loan Mortgage Corp. REMICS, Series 3909, Class UG, 2.5%, 8/15/25	14,296
261,468(c)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.077% (1 Month USD LIBOR + 655 bps), 8/15/42	55,151
44,587(c)	Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 2.777% (1 Month USD LIBOR + 30 bps), 4/25/36	44,462
32,858(c)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 2.797% (1 Month USD LIBOR + 32 bps), 11/25/36	32,788
19,513(c)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 3.027% (1 Month USD LIBOR + 55 bps), 9/25/37	19,287
110,075(c)	Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 2.927% (1 Month USD LIBOR + 45 bps), 7/25/41	110,439
638,173(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.0%, 5/25/48 (144A)	645,324
318,993(d)	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.0%, 9/25/48 (144A)	322,603
350,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 3.227% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	350,674
350,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 4.927% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	355,484
170,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.827% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	172,880
310,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 4.977% (1 Month USD LIBOR + 250 bps), 3/25/30	319,546
92,853(d)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.979%, 6/25/47 (144A)	92,681
420,000(d)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.495%, 12/15/34 (144A)	418,067
27,516(c)	Government National Mortgage Association, Series 2000-36, Class FG, 2.981% (1 Month USD LIBOR + 50 bps), 11/20/30	27,521
1,815,436(d)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.795%, 10/16/58	126,162
290,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	296,036
150,000(c)	Home Re, Ltd., Series 2018-1, Class M1, 4.077% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	149,904
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	394,265
637,212(d)	JP Morgan Mortgage Trust, Series 2017-2, Class A5, 3.5%, 5/25/47 (144A)	639,244
764,083(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	761,656
720,000(d)	JP Morgan Mortgage Trust, Series 2018-4, Class A17, 3.5%, 10/25/48 (144A)	718,153
605,097(d)	JP Morgan Mortgage Trust, Series 2018-9, Class A5, 4.0%, 2/25/49 (144A)	614,182
550,435(d)	JP Morgan Mortgage Trust, Series 2019-1, Class A4, 4.0%, 5/25/49 (144A)	558,699
479,480(d)	JP Morgan Mortgage Trust, Series 2019-2, Class A6, 4.0%, 8/25/49 (144A)	488,442
578,545(d)	JP Morgan Trust, Series 2015-3, Class A6, 3.0%, 5/25/45 (144A)	576,952
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	267,966
2,450,000(d)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.193%, 6/15/51	28,015
300,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	322,107
532,866(d)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	533,509
150,000(c)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.877% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	150,412
300,000(c)	Radnor Re, Ltd., Series 2019-1, Class M1B, 4.427% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	300,897
561,802(d)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	551,447
624,707	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.5%, 7/25/43 (144A)	624,465
625,603(d)	Sequoia Mortgage Trust, Series 2013-11, Class A1, 3.5%, 9/25/43 (144A)	622,037
877,972(d)	Sequoia Mortgage Trust, Series 2015-3, Class A4, 3.5%, 7/25/45 (144A)	882,396
644,921(d)	Sequoia Mortgage Trust, Series 2016-1, Class A1, 3.5%, 6/25/46 (144A)	642,444
617,767(d)	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.5%, 3/25/48 (144A)	618,266
496,864(d)	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.0%, 11/25/48 (144A)	504,119
280,000(c)	STACR Trust, Series 2018-DNA3, Class M2, 4.577% (1 Month USD LIBOR + 210 bps), 9/25/48 (144A)	279,170
330,000(c)	STACR Trust, Series 2018-HRP2, Class M3, 4.877% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	340,119
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
449,442(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	$450,394
269,543(d)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	269,335
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $25,638,634)	$25,993,953
	CORPORATE BONDS - 10.4% of Net Assets
	Aerospace & Defense - 0.1%
355,000	Rockwell Collins, Inc., 3.2%, 3/15/24	$355,243
	Total Aerospace & Defense	$355,243
	Airlines - 0.1%
154,930	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$150,937
11,310	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	11,322
	Total Airlines	$162,259
	Auto Manufacturers - 0.1%
300,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$315,457
	Total Auto Manufacturers	$315,457
	Banks - 1.7%
200,000	ABN AMRO Bank NV, 4.8%, 4/18/26 (144A)	$209,959
200,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	202,044
200,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	204,000
275,000(b)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	289,781
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	206,957
200,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	205,769
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	254,525
465,000(b)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	484,763
270,000(d)	DBS Group Holdings, Ltd., 4.52% (5 Year USD 1100 Run ICE Swap Rate + 159 bps), 12/11/28 (144A)	280,293
195,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	192,694
140,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	143,022
200,000	HSBC Holdings Plc, 4.875%, 1/14/22	210,527
200,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	202,440
250,000	Morgan Stanley, 4.1%, 5/22/23	258,516
450,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	460,781
650,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	676,000
240,000(b)(d)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	250,193
65,000(b)(d)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	68,250
	Total Banks	$4,800,514
	Biotechnology - 0.2%
102,000	Baxalta, Inc., 3.6%, 6/23/22	$102,445
350,000	Biogen, Inc., 5.2%, 9/15/45	372,762
	Total Biotechnology	$475,207
	Building Materials - 0.1%
290,000	Owens Corning, 3.4%, 8/15/26	$275,748
110,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	111,650
	Total Building Materials	$387,398
	Chemicals - 0.1%
200,000	Braskem Netherlands Finance BV, 4.5%, 1/10/28	$196,000
140,000	Chemours Co., 7.0%, 5/15/25	148,050
70,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	68,425
	Total Chemicals	$412,475
	Commercial Services - 0.2%
300,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	$298,737
186,000	Verisk Analytics, Inc., 5.5%, 6/15/45	204,138
	Total Commercial Services	$502,875
	Computers - 0.0%†
80,000	NCR Corp., 6.375%, 12/15/23	$82,200
	Total Computers	$82,200
	Diversified Financial Services - 0.2%
300,000	Capital One Financial Corp., 3.75%, 4/24/24	$306,423
110,000	Capital One Financial Corp., 4.25%, 4/30/25	114,730
250,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	251,138
	Total Diversified Financial Services	$672,291
	Electric - 1.2%
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$233,759
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	252,157
230,000	Edison International, 2.95%, 3/15/23	219,305
250,000(b)(d)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)	252,500
200,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	224,000
310,000	Iberdrola International BV, 6.75%, 7/15/36	388,589
200,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	201,904
365,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	369,553
23,174	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	23,160
250,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	241,313
215,000	Sempra Energy, 3.4%, 2/1/28	208,727
185,000	Southern California Edison Co., 4.875%, 3/1/49	196,228
Principal Amount USD ($)		Value
	Electric - (continued)
300,000	Southwestern Electric Power Co., 3.9%, 4/1/45	$282,169
200,000	Virginia Electric & Power Co., 4.45%, 2/15/44	213,365
	Total Electric	$3,306,729
	Electronics - 0.2%
220,000	Amphenol Corp., 3.125%, 9/15/21	$221,769
81,000	Amphenol Corp., 3.2%, 4/1/24	81,760
113,000	Amphenol Corp., 4.35%, 6/1/29	120,393
250,000	Flex, Ltd., 4.75%, 6/15/25	258,572
	Total Electronics	$682,494
	Energy-Alternate Sources - 0.0%†
59,464	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$63,472
	Total Energy-Alternate Sources	$63,472
	Food - 0.3%
265,000	Conagra Brands, Inc., 4.3%, 5/1/24	$275,634
300,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	293,025
50,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	48,465
205,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	205,204
	Total Food	$822,328
	Forest Products & Paper - 0.1%
250,000	International Paper Co., 6.0%, 11/15/41	$280,061
	Total Forest Products & Paper	$280,061
	Gas - 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$318,576
250,000	Southern California Gas Co., 5.125%, 11/15/40	281,344
	Total Gas	$599,920
	Healthcare-Products - 0.1%
224,000	Abbott Laboratories, 3.75%, 11/30/26	$233,425
	Total Healthcare-Products	$233,425
	Healthcare-Services - 0.1%
350,000	UnitedHealth Group, Inc., 3.1%, 3/15/26	$350,577
	Total Healthcare-Services	$350,577
	Home Builders - 0.0%†
83,000	Meritage Homes Corp., 6.0%, 6/1/25	$87,980
	Total Home Builders	$87,980
	Household Products & Wares - 0.1%
195,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$192,749
	Total Household Products & Wares	$192,749
	Insurance - 1.0%
250,000	AXA SA, 8.6%, 12/15/30	$336,250
250,000	CNA Financial Corp., 4.5%, 3/1/26	260,744
225,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	196,031
155,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	165,518
250,000	Nationwide Financial Services, Inc., 5.3%, 11/18/44 (144A)	268,979
215,000	New York Life Global Funding, 2.875%, 4/10/24 (144A)	215,454
220,000	Principal Financial Group, Inc., 3.3%, 9/15/22	222,663
215,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	217,329
250,000	Prudential Financial, Inc., 3.878%, 3/27/28	261,847
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	113,267
110,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	123,753
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	27,354
300,000	Torchmark Corp., 4.55%, 9/15/28	317,282
	Total Insurance	$2,726,471
	Internet - 0.2%
285,000	Booking Holdings, Inc., 3.65%, 3/15/25	$293,043
275,000	Expedia Group, Inc., 5.0%, 2/15/26	293,500
	Total Internet	$586,543
	Media - 0.2%
170,000	Comcast Corp., 4.15%, 10/15/28	$179,939
140,000	Comcast Corp., 4.25%, 10/15/30	148,927
85,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	87,444
100,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	105,000
	Total Media	$521,310
	Mining - 0.2%
200,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	$211,042
250,000	Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	297,600
	Total Mining	$508,642
	Miscellaneous Manufacturers - 0.0%†
43,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$43,269
60,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	60,000
	Total Miscellaneous Manufacturers	$103,269
	Oil & Gas - 0.3%
152,000	Apache Corp., 4.375%, 10/15/28	$154,586
110,000	Newfield Exploration Co., 5.625%, 7/1/24	120,109
195,000	Noble Energy, Inc., 5.25%, 11/15/43	204,911
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	261,787
Principal Amount USD ($)		Value
	Oil & Gas - (continued)
162,000	Valero Energy Corp., 6.625%, 6/15/37	$198,577
	Total Oil & Gas	$939,970
	Pharmaceuticals - 0.6%
285,000	AbbVie, Inc., 4.875%, 11/14/48	$281,411
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	202,729
280,000	Cardinal Health, Inc., 3.079%, 6/15/24	274,622
135,000	Cigna Corp., 4.375%, 10/15/28 (144A)	139,252
117,562	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	122,117
95,030	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	102,259
75,290	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	91,952
285,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	276,824
200,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	197,077
	Total Pharmaceuticals	$1,688,243
	Pipelines - 1.3%
280,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/1/27	$284,816
135,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	137,700
68,000	Enable Midstream Partners LP, 4.4%, 3/15/27	67,034
332,000	Enable Midstream Partners LP, 4.95%, 5/15/28	338,246
225,000	Enbridge, Inc., 3.7%, 7/15/27	226,390
27,000	Energy Transfer Operating LP, 5.5%, 6/1/27	29,336
210,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	185,325
345,000	Kinder Morgan, Inc., 5.05%, 2/15/46	354,889
120,000	Kinder Morgan, Inc., 5.55%, 6/1/45	130,703
105,000	MPLX LP, 4.875%, 12/1/24	112,112
55,000	MPLX LP, 4.875%, 6/1/25	58,563
400,000	Phillips 66 Partners LP, 3.75%, 3/1/28	395,938
290,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	308,845
176,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	172,913
300,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	291,707
205,000	Williams Cos., Inc., 5.75%, 6/24/44	223,198
242,000	Williams Cos., Inc., 7.75%, 6/15/31	306,052
	Total Pipelines	$3,623,767
	REITS - 0.6%
50,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$50,158
100,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	101,571
110,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	114,927
250,000	Boston Properties LP, 2.75%, 10/1/26	237,796
300,000	Duke Realty LP, 3.75%, 12/1/24	307,763
250,000	Essex Portfolio LP, 3.5%, 4/1/25	250,689
250,000	Highwoods Realty LP, 3.625%, 1/15/23	251,985
86,000	Hudson Pacific Properties LP, 4.65%, 4/1/29	88,618
155,000	UDR, Inc., 4.0%, 10/1/25	159,300
140,000	UDR, Inc., 4.4%, 1/26/29	146,899
	Total REITS	$1,709,706
	Retail - 0.1%
270,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$265,107
	Total Retail	$265,107
	Software - 0.2%
300,000	Citrix Systems, Inc., 4.5%, 12/1/27	$300,060
122,000	Fiserv, Inc., 3.8%, 10/1/23	125,972
235,000	salesforce.com, Inc., 3.7%, 4/11/28	246,116
	Total Software	$672,148
	Telecommunications - 0.1%
110,000	CenturyLink, Inc., 5.8%, 3/15/22	$113,035
200,000	Deutsche Telekom International Finance BV, 1.95%, 9/19/21 (144A)	195,684
	Total Telecommunications	$308,719
	Transportation - 0.4%
150,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$176,278
250,000	FedEx Corp., 4.55%, 4/1/46	241,929
250,000	Norfolk Southern Corp., 2.9%, 6/15/26	245,693
370,000	Union Pacific Corp., 3.375%, 2/1/35	349,673
	Total Transportation	$1,013,573
	Trucking & Leasing - 0.1%
205,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	$206,062
99,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	99,474
	Total Trucking & Leasing	$305,536
	Water - 0.0%†
75,000	Aqua America, Inc., 3.566%, 5/1/29	$75,483
	Total Water	$75,483
	TOTAL CORPORATE BONDS
	(Cost $29,276,147)	$29,834,141
Principal Amount USD ($)		Value
	FOREIGN GOVERNMENT BOND - 0.1% of Net Assets
	Mexico - 0.1%
300,000	Mexico Government International Bond, 4.6%, 2/10/48	$290,100
	Total Mexico	$290,100
	TOTAL FOREIGN GOVERNMENT BOND
	(Cost $276,169)	$290,100
	INSURANCE-LINKED SECURITIES - 1.0% of Net Assets(f)
	Catastrophe Linked Bonds - 0.8%
	Earthquakes - California - 0.1%
250,000(c)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	$247,375
	Earthquakes - U.S. - 0.1%
250,000(c)	Kilimanjaro Re, 6.165% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	$247,450
	Hurricanes - U.S. - 0.1%
250,000(c)	Alamo Re, 6.81% (3 Month U.S. Treasury Bill + 439 bps), 6/7/19 (144A)	$248,450
	Multiperil - U.S. - 0.4%
250,000(c)	Kilimanjaro Re, 9.165% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	$249,725
250,000(c)	Kilimanjaro Re, 11.665% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	249,775
250,000(c)	Residential Reinsurance 2016, 6.235% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A)	243,900
250,000(c)	Residential Reinsurance 2017, 7.955% (3 Month U.S. Treasury Bill + 554 bps), 12/6/21 (144A)	243,550
250,000(c)	Tailwind Re 2017-1, 9.385% (3 Month U.S. Treasury Bill + 697 bps), 1/8/22 (144A)	249,250
		$1,236,200
	Windstorms - Texas - 0.1%
250,000(c)	Alamo Re, 5.67% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A)	$247,300
	Total Catastrophe Linked Bonds	$2,226,775
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.1%
	Multiperil - Worldwide - 0.1%
250,000+(a)	Resilience Re, 7/26/19	$256,200
250,000+(a)	Resilience Re, 5/1/19	25
	Total Collateralized Reinsurance	$256,225
	Reinsurance Sidecars - 0.1%
	Multiperil - U.S. - 0.0%†
125,001+(a)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	$77,187
	Multiperil - Worldwide - 0.1%
250,000+(a)	Bantry Re 2016, 3/31/20	$20,150
100,000+(a)	Lorenz Re 2017, 3/31/20	5,960
100,000+(a)	Lorenz Re 2018, 7/1/21	73,890
250,000+(a)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	250,000
		$350,000
	Total Reinsurance Sidecars	$427,187
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $2,900,744)	$2,910,187
Principal Amount USD ($)		Value
	MUNICIPAL BONDS - 0.3% of Net Assets(g)
	Municipal Education - 0.1%
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$116,027
	Total Municipal Education	$116,027
	Municipal General - 0.0%†
100,000(h)	Central Texas Regional Mobility Authority, 1/1/25	$87,224
	Total Municipal General	$87,224
	Municipal Higher Education - 0.2%
200,000	University of California, Series AG, 4.062%, 5/15/33	$208,324
430,000	University of California, Series AX, 3.063%, 7/1/25	434,924
	Total Municipal Higher Education	$643,248
	Municipal Medical - 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$100,238
	Total Municipal Medical	$100,238
	TOTAL MUNICIPAL BONDS
	(Cost $904,201)	$946,737
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.2% of Net Assets*(c)
	Beverage, Food & Tobacco - 0.1%
210,923	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.49% (LIBOR + 200 bps), 12/18/24	$210,748
	Total Beverage, Food & Tobacco	$210,748
	Broadcasting & Entertainment - 0.1%
199,606	Sinclair Television Group, Inc., Tranche B Term Loan, 4.74% (LIBOR + 225 bps), 1/3/24	$199,854
	Total Broadcasting & Entertainment	$199,854
	Chemicals, Plastics & Rubber - 0.0%†
128,700	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.351% (LIBOR + 175 bps), 6/1/24	$128,183
	Total Chemicals, Plastics & Rubber	$128,183
Principal Amount USD ($)		Value
	Computers & Electronics - 0.1%
173,250	Iron Mountain Information Management LLC, Incremental Term B Loan, 4.233% (LIBOR + 175 bps), 1/2/26	$170,435
105,568	Microchip Technology, Inc., Initial Term Loan, 4.49% (LIBOR + 200 bps), 5/29/25	105,898
	Total Computers & Electronics	$276,333
	Diversified & Conglomerate Service - 0.1%
128,690	Constellis Holdings LLC, First Lien Term B Loan, 7.583% (LIBOR + 500 bps), 4/21/24	$123,864
86,627	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.233% (LIBOR + 275 bps), 2/2/25	85,400
123,741	Tempo Acquisition LLC, Initial Term Loan, 5.483% (LIBOR + 300 bps), 5/1/24	124,050
129,025	West Corp., Incremental Term B-1 Loan, 6.129% (LIBOR + 350 bps), 10/10/24	123,656
	Total Diversified & Conglomerate Service	$456,970
	Electric & Electrical - 0.1%
173,219	Micron Technology, Inc., Term Loan, 4.24% (LIBOR + 175 bps), 4/26/22	$173,695
	Total Electric & Electrical	$173,695
	Environmental Services - 0.1%
173,736	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.483% (LIBOR + 300 bps), 5/30/25	$172,628
	Total Environmental Services	$172,628
	Financial Services - 0.0%†
86,844	Trans Union LLC, 2018 Incremental Term B-4 Loan, 4.483% (LIBOR + 200 bps), 6/19/25	$87,016
	Total Financial Services	$87,016
	Insurance - 0.0%†
80,453	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.483% (LIBOR + 300 bps), 11/3/24	$80,822
98,995	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.601% (LIBOR + 300 bps), 5/16/24	98,351
	Total Insurance	$179,173
	Leasing - 0.1%
124,627	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.487% (LIBOR + 200 bps), 1/15/25	$124,773
133,650	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.365% (LIBOR + 375 bps), 9/11/23	132,230
12,408	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 5.06% (LIBOR + 250 bps), 5/17/21	12,424
	Total Leasing	$269,427
	Leisure & Entertainment - 0.1%
167,632	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.59% (LIBOR + 200 bps), 4/17/26	$168,259
	Total Leisure & Entertainment	$168,259
	Oil & Gas - 0.1%
145,482	Apergy Corp., Initial Term Loan, 5.029% (LIBOR + 250 bps/PRIME + 150 bps), 5/9/25	$145,573
	Total Oil & Gas	$145,573
	Professional & Business Services - 0.1%
173,688	SIWF Holdings, Inc., (aka Spring Window Fashions), First Lien Initial Term Loan, 6.737% (LIBOR + 425 bps), 6/15/25	$174,447
	Total Professional & Business Services	$174,447
	Telecommunications - 0.1%
129,934	CenturyLink, Inc., Initial Term B Loan, 5.233% (LIBOR + 275 bps), 1/31/25	$129,325
143,925	GCI Holdings, Inc., New Term B Loan, 4.733% (LIBOR + 225 bps), 2/2/22	141,227
129,025	SBA Senior Finance II LLC, Initial Term Loan, 4.49% (LIBOR + 200 bps), 4/11/25	128,440
86,616	Sprint Communications, Inc., Initial Term Loan, 5.0% (LIBOR + 250 bps), 2/2/24	84,234
	Total Telecommunications	$483,226
	Utilities - 0.1%
185,541	APLP Holdings LP, Term Loan, 5.233% (LIBOR + 275 bps), 4/13/23	$186,962
173,668	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.483% (LIBOR + 200 bps), 8/4/23	174,043
	Total Utilities	$361,005
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $3,504,290)	$3,486,537
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9% of Net Assets
42,759	Fannie Mae, 2.5%, 3/1/43	$41,300
31,663	Fannie Mae, 2.5%, 4/1/43	30,583
14,493	Fannie Mae, 2.5%, 8/1/43	13,999
27,679	Fannie Mae, 2.5%, 4/1/45	26,623
38,084	Fannie Mae, 2.5%, 4/1/45	36,632
36,955	Fannie Mae, 2.5%, 8/1/45	35,545
78,127	Fannie Mae, 3.0%, 10/1/30	78,691
160,844	Fannie Mae, 3.0%, 5/1/31	162,054
190,975	Fannie Mae, 3.0%, 6/1/45	189,854
17,171	Fannie Mae, 3.0%, 5/1/46	17,038
85,268	Fannie Mae, 3.0%, 5/1/46	84,823
445,000	Fannie Mae, 3.0%, 5/1/49 (TBA)	439,759
988,326	Fannie Mae, 3.5%, 7/1/43	1,006,651
558,554	Fannie Mae, 3.5%, 9/1/44	566,469
273,981	Fannie Mae, 3.5%, 1/1/47	277,881
157,185	Fannie Mae, 4.0%, 10/1/40	164,135
345,758	Fannie Mae, 4.0%, 3/1/41	357,850
93,124	Fannie Mae, 4.0%, 5/1/42	96,385
410,053	Fannie Mae, 4.0%, 6/1/42	424,411
159,497	Fannie Mae, 4.0%, 9/1/42	165,076
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
358,542	Fannie Mae, 4.0%, 7/1/43	$368,091
149,595	Fannie Mae, 4.0%, 8/1/43	154,615
215,786	Fannie Mae, 4.0%, 8/1/43	222,983
198,939	Fannie Mae, 4.0%, 7/1/44	205,368
247,242	Fannie Mae, 4.0%, 9/1/44	255,182
74,548	Fannie Mae, 4.0%, 4/1/47	77,177
22,104	Fannie Mae, 4.0%, 6/1/47	22,904
40,549	Fannie Mae, 4.0%, 6/1/47	42,003
1,422,304	Fannie Mae, 4.0%, 3/1/48	1,463,167
5,597	Fannie Mae, 4.5%, 11/1/20	5,708
349,631	Fannie Mae, 4.5%, 6/1/40	370,530
250,522	Fannie Mae, 4.5%, 4/1/41	265,347
266,011	Fannie Mae, 4.5%, 12/1/43	279,924
155,118	Fannie Mae, 4.5%, 1/1/49	161,483
6,000	Fannie Mae, 4.5%, 5/1/49 (TBA)	6,243
160,225	Fannie Mae, 5.0%, 5/1/31	168,952
20,192	Fannie Mae, 5.5%, 3/1/23	20,865
6,107	Fannie Mae, 5.5%, 3/1/34	6,515
10,591	Fannie Mae, 5.5%, 12/1/34	11,635
61,762	Fannie Mae, 5.5%, 10/1/35	67,590
23,796	Fannie Mae, 5.5%, 12/1/35	26,176
27,031	Fannie Mae, 5.5%, 12/1/35	29,736
19,387	Fannie Mae, 5.5%, 5/1/37	21,300
104,024	Fannie Mae, 5.5%, 5/1/38	111,937
686	Fannie Mae, 6.0%, 9/1/29	755
1,993	Fannie Mae, 6.0%, 8/1/32	2,228
17,831	Fannie Mae, 6.0%, 12/1/33	19,603
10,266	Fannie Mae, 6.0%, 10/1/37	11,281
6,683	Fannie Mae, 6.0%, 12/1/37	7,344
13,600	Fannie Mae, 6.5%, 4/1/29	14,924
3,864	Fannie Mae, 6.5%, 7/1/29	4,255
19,301	Fannie Mae, 6.5%, 5/1/32	21,921
15,832	Fannie Mae, 6.5%, 9/1/32	17,918
8,013	Fannie Mae, 6.5%, 10/1/32	8,822
10,247	Fannie Mae, 7.0%, 1/1/36	11,451
62,835	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	62,427
122,834	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	122,035
66,429	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	65,997
143,343	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	142,322
36,594	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	36,265
92,024	Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	94,076
140,562	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	144,083
269,228	Federal Home Loan Mortgage Corp., 3.5%, 3/1/42	274,015
397,791	Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	403,878
53,874	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	54,690
97,981	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	99,157
226,386	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	230,761
247,023	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	251,223
266,107	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	270,834
20,950	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	21,287
250,013	Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	258,943
436,536	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	452,110
469,637	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	486,420
278,802	Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	288,766
179,315	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	185,132
184,804	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	190,686
525,999	Federal Home Loan Mortgage Corp., 4.0%, 10/1/44	542,848
192,171	Federal Home Loan Mortgage Corp., 4.0%, 11/1/44	198,208
52,058	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	53,933
83,871	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	86,891
175,700	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	182,027
38,950	Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	41,406
161,799	Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	172,076
84,267	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	89,620
165,335	Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	175,836
30,427	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	32,705
28,356	Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	30,471
6,497	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	6,987
14,101	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	15,185
17,528	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	19,240
29,745	Federal Home Loan Mortgage Corp., 6.0%, 4/1/33	32,221
12,164	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	13,504
18,841	Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	20,923
7,725	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	8,812
72,410	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	73,986
183,527	Government National Mortgage Association I, 3.5%, 11/15/41	187,502
34,425	Government National Mortgage Association I, 3.5%, 10/15/42	35,240
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
377,050	Government National Mortgage Association I, 4.0%, 9/15/41	$ 390,926
76,111	Government National Mortgage Association I, 4.0%, 4/15/45	78,498
117,954	Government National Mortgage Association I, 4.0%, 6/15/45	121,617
59,346	Government National Mortgage Association I, 4.5%, 5/15/39	62,720
10,485	Government National Mortgage Association I, 5.5%, 8/15/33	11,583
16,261	Government National Mortgage Association I, 5.5%, 9/15/33	17,456
11,936	Government National Mortgage Association I, 6.0%, 10/15/33	13,105
10,175	Government National Mortgage Association I, 6.0%, 9/15/34	10,995
68,205	Government National Mortgage Association I, 6.0%, 9/15/38	75,701
12,070	Government National Mortgage Association I, 6.5%, 10/15/28	13,154
26,347	Government National Mortgage Association I, 6.5%, 5/15/31	28,713
19,549	Government National Mortgage Association I, 6.5%, 6/15/32	22,321
19,506	Government National Mortgage Association I, 6.5%, 12/15/32	22,432
22,237	Government National Mortgage Association I, 6.5%, 5/15/33	24,233
307	Government National Mortgage Association I, 7.0%, 8/15/28	339
2,819	Government National Mortgage Association I, 8.0%, 2/15/30	2,824
103,122	Government National Mortgage Association II, 4.5%, 9/20/44	106,511
37,497	Government National Mortgage Association II, 4.5%, 10/20/44	39,410
78,503	Government National Mortgage Association II, 4.5%, 11/20/44	82,489
24,984	Government National Mortgage Association II, 5.5%, 2/20/34	27,366
39,994	Government National Mortgage Association II, 6.5%, 11/20/28	44,873
1,836	Government National Mortgage Association II, 7.5%, 9/20/29	2,087
3,325,600(h)	U.S. Treasury Bills, 5/14/19	3,322,737
1,090,000	U.S. Treasury Bonds, 3.0%, 2/15/49	1,103,540
450,279	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	441,696
2,085,633	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	2,107,724
1,301,826	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	1,316,537
2,775,000	U.S. Treasury Note, 2.375%, 2/29/24	2,787,683
1,350,000	U.S. Treasury Note, 2.625%, 2/15/29	1,363,764
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $28,683,501)	$28,499,454
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.7%
	(Cost $244,634,270)	$283,194,632

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 0.3%
	CLOSED-END FUND - 0.3% of Net Assets
110,371	Pioneer ILS Interval Fund(i)	$ 61,168	$ –	$ (129,134)	$952,502
	TOTAL CLOSED-END FUND
	(Cost $1,123,856)				$952,502
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.3%
	(Cost $1,123,856)				$952,502
	OTHER ASSETS AND LIABILITIES - 1.0%				$2,738,878
	NET ASSETS - 100.0%				$286,886,012

(A.D.R.)	American Depositary Receipts.
bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(TBA)	"To Be Announced" Securities.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2019, the value of these securities amounted to $40,859,269, or 14.2% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2019.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2019.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Securities are restricted as to resale.
(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc. (the "Adviser").

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
54	U.S. 2-Year Note (CBT)	6/28/19	$11,463,190	$11,502,422	$39,232
6	U.S. 10-Year Note (CBT)	6/19/19	733,693	742,031	8,338
15	U.S. Ultra Bond (CBT)	6/19/19	2,430,522	2,464,219	33,697
			$14,627,405	$14,708,672	$81,267

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
9	U.S. 5-Year Note (CBT)	6/28/19	$1,032,320	$1,040,766	$(8,446)
31	U.S. 10-Year Ultra	6/19/19	4,026,852	4,085,219	(58,367)
4	U.S. Long Bond (CBT)	6/19/19	581,750	589,875	(8,125)
			$5,640,922	$5,715,860	$(74,938)
TOTAL FUTURES CONTRACTS			$8,986,483	$8,992,812	$6,329

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$180,930,575	$–	$–	$180,930,575
Convertible Preferred Stock	384,268	–	–	384,268
Asset Backed Securities	–	9,918,680	–	9,918,680
Collateralized Mortgage Obligations	–	25,993,953	–	25,993,953
Corporate Bonds	–	29,834,141	–	29,834,141
Foreign Government Bond	–	290,100	–	290,100
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	256,225	256,225
Reinsurance Sidecars
Multiperil - U.S.	–	–	77,187	77,187
Multiperil - Worldwide	–	–	350,000	350,000
All Other Insurance-Linked Securities	–	2,226,775	–	2,226,775
Municipal Bonds	–	946,737	–	946,737
Senior Secured Floating Rate Loan Interests	–	3,486,537	–	3,486,537
U.S. Government and Agency Obligations	–	28,499,454	–	28,499,454
Affiliated Closed-End Fund	–	952,502	–	952,502
Total Investments in Securities	$181,314,843	$102,148,879	$683,412	$284,147,134
Other Financial Instruments
Net unrealized appreciation on futures contracts	$6,329	$–	$–	$6,329
Total Other Financial Instruments	$6,329	$–	$–	$6,329

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 7/31/18	$698,646 (a)
Realized gain (loss)	18,998
Changed in unrealized appreciation (depreciation)	(115,067)
Accrued discounts/premiums	(7,745)
Purchases	359,723
Sales	(271,143)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 4/30/19	$683,412

(a)	Securities were classified as Corporate Bonds on the July 31, 2018 financial statements.
*	Transfers are calculated on the beginning of period value. During the nine months ended April 30, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2019: $(100,454).